Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Revenue	€ 707.4	€ 682.9
Cost of sales	(494.6)	(484.0)
Gross profit	212.8	198.9
Other operating expenses	(98.0)	(101.5)
Exceptional items	(10.8)	(20.6)
Operating profit	104.0	76.8
Finance income	0.0	5.7
Finance costs	(40.3)	(17.7)
Net financing costs	(40.3)	(12.0)
Profit before tax	63.7	64.8
Taxation	(14.4)	(17.4)
Profit for the period	49.3	47.4
Equity owners of the parent	49.3	47.5
Non-controlling interests	€ 0.0	€ (0.1)
Earnings per share
Basic and diluted earnings per share (in euros per share)	€ 0.28	€ 0.23